Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Loan Granted to Related Parties

As of June 30, 2021 and December 31, 2020, the loans granted to related persons are detailed below:

	As of June 30, 2021			As of December 31, 2020
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	91,133	7,540	6,095	150,796	10,037	6,517
Mortgage loans	—	—	33,367	—	—	30,124
Consumer loans	—	—	7,099	—	—	7,189
Gross loans and accounts receivable from customers	91,133	7,540	46,561	150,796	10,037	43,830
Allowance for loan losses	(7,105)	(945)	(220)	(6,333)	(885)	(348)
Loans and receivables to customers, net	84,028	6,595	46,341	144,463	9,152	43,482

Schedule of Other Transactions with Related Parties

Below are the balances as of June 30, 2021, 2020 and for the year ended December 31, 2020, for transactions with related parties and the impact on results:

		As of June 30, 2021
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	—
Bcycle Latam SPA	Administrative consulting	—	—	—
Combanc S.A.	Data transmission services	—	—	(225)
Comder Contraparte Central S.A	Banking services	—	—	(415)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	—
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(220)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	—
Inmetrics Chile S.A	Other services	—	—	—
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(13,663)	—	(1,127)
Inmobiliaria Gabriela S.A	Other services	(666)	—	(65)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,675)
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(63)	—	(62)
Itaú Unibanco	Business management reimbursement	1,245	1,301	(291)
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(1,446)
Pulso Editorial S.A.	Publishing services	—	—	(89)
Redbanc S.A.	ATM management	—	—	(1,796)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	—	—	(991)
Transbank S.A.	Credit card management	—	—	(5,065)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

		As of June 30, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(1,109)
Combanc S.A.	Data transmission services	—	—	(252)
Comder Contraparte Central S.A	Banking services	—	—	(434)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(250)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,830)	—	(2,323)
Inmobiliaria Gabriela S.A	Other services	(755)	—	(63)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(1,301)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(192)	—	(533)
Itaú Unibanco	Business management reimbursement	1,121	1,460	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(1,679)
Pulso Editorial S.A.	Publishing services	—	—	(15)
Redbanc S.A.	ATM management	—	—	(1,614)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	2,190	—	(1,189)
Transbank S.A.	Credit card management	1,121	—	(7,297)

Note 16 - Related Party Transactions, continued

		As of and for the year ended December 31, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(2,165)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	—
Combanc S.A.	Data transmission services	—	—	(472)
Comder Contraparte Central S.A	Banking services	—	—	(826)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(537)
Corp Imagen y diseños S.A.	Marketing	—	—	—
Corp Research S.A.	Advisory services	—	—	—
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmetrics Chile S.A	Other services	—	—	(1,470)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,175)	—	(4,693)
Inmobiliaria Gabriela S.A	Other services	(708)	—	(128)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,613)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(198)	—	(1,143)
Itaú Unibanco	Business management reimbursement	1,549	2,213	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,319)
Pulso Editorial S.A.	Publishing services	—	—	(24)
Redbanc S.A.	ATM management	—	—	(3,094)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	991	—	(2,388)
Transbank S.A.	Credit card management	—	—	(13,177)

Schedule of Donations

c)    Donations

		For the six-month periods ended June 30,
Name or corporate name	Description	2021	2020
		MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	721	1,556
Fundación Descúbreme	Donations	111	117
Fundación Itaú	Donations	93	97